Workers Compensation (Details) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Workers Comp Deposit Beginning Balance		$ 2,335,000
Premiums paid	$ (144,000)	(819,000)
Paid in deposits	7,730,000	2,386,000
Claim losses	(1,999,000)	(28,000)
Deposit refund	(1,223,000)
Workers' Comp Deposit Ending balance	8,238,000	3,874,000
Less Currents Amount	(1,957,000)
Long Term Balance	6,281,000
Sunz Program One
Paid in deposits	7,730,000	2,386,000
Claim losses	(1,850,000)	(28,000)
Workers' Comp Deposit Ending balance	8,238,000	2,358,000
Less Currents Amount	(1,957,000)
Long Term Balance	6,281,000
Everest Program One
Workers Comp Deposit Beginning Balance		2,335,000
Premiums paid	(144,000)	(819,000)
Claim losses	(149,000)
Deposit refund	$ (1,223,000)
Workers' Comp Deposit Ending balance		$ 1,516,000